THE MAINSTAY FUNDS
                                51 Madison Avenue
                            New York, New York 10010

September 6, 2007

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:   The MainStay Funds
            SEC File Nos. 033-02610, 811-04550

Dear Sir or Madam:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Prospectus and Statement of Additional Information for the Global High Income Fund Class I shares that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on August 29, 2007 as part of the Registrant's most recent registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on August 29, 2007.

No fees are required in connection with this filing. If you have any questions or comments in connection with the foregoing, please call me at 973.394.4436.

Very truly yours,

/s/ Barry E. Simmons
--------------------------
Barry E. Simmons
Assistant Secretary



cc:   Marguerite E.H. Morrison, Esq.
      Sander M. Bieber, Esq.